          As filed with the Securities and Exchange Commission on August 1, 2002

                                             Registration Nos. 2-92665; 811-4088

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|


                       Post-Effective Amendment No. 45                  |X|


                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                            |X|


                              Amendment No. 47                          |X|


                              Excelsior Funds, Inc.

               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 446-1012

                                W. Bruce McConnel
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[ ] Immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities being Registered:  Shares of Common Stock.

                                    [GRAPHIC]



Excelsior Institutional Shares

Prospectus

         , 2002


Excelsior Funds, Inc.

Value and Restructuring Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO] EXCELSIOR FUNDS
  Advised by U.S. TRUST

Table of Contents

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals, strategies and risks. This prospectus gives you important information about the Value and Restructuring Fund (the Fund) that you should know before investing. The Fund offers two classes of shares: Institutional Shares, which are offered in this prospectus, and Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and returns of the Fund. For more detailed information about the Fund, please see:

                                                                           Page
Value And Restructuring Fund........................................          5
More Information About Risk.........................................          8
More Information About Fund Investments.............................         10
Investment Adviser..................................................         10
Portfolio Manager...................................................         12
Purchasing, Selling And Exchanging Fund Shares......................         12
Dividends And Distributions.........................................         17
Taxes...............................................................         17
Financial Highlights................................................         19
How to Obtain More Information About Excelsior Funds................ Back Cover

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Introduction --
Risk/Return

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal, strategies and risks for reaching that goal. The investment manager invests Fund assets in a way that he believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy:
The Adviser manages the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strategies, value and growth. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

   Value:
   This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in assessing, compar-

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   ing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

   Growth:
   This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

   Themes:
   To complete the Adviser's investment philosophy in managing the Fund, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. These longer-term themes are strong and inexorable trends arising from time to time from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable it to identify companies that are currently or will soon benefit from these trends.

                                    [GRAPHIC]




Value and Restructuring Fund
--------------------------------------------------------------------------------

  FUND SUMMARY

  Investment Goal Long-term capital appreciation

  Investment Focus Common stocks of U.S. companies

  Share Price Volatility High

  Principal Investment Strategy Investing in common stocks of companies which the Adviser believes are undervalued by the market and whose share price are expected to benefit from the value created through restructuring or industry consolidation

  Investor Profile Investors seeking long-term capital appreciation, and who are willing to bear the risks of investing in equity securities

Investment Objective
The Value and Restructuring Fund seeks long-term capital appreciation by investing in companies which will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

Investment Strategy of the Value and Restructuring Fund
The Value and Restructuring Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

Principal Risks of Investing in the Value and Restructuring Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or

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extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, small and medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity market or the equity markets as a whole.

Performance Information
Institutional Shares of the Fund have not yet commenced operations. For this reason, the performance information shown below is for the Fund's other class of shares (Shares), which is not offered in this prospectus. The Fund's Institutional Shares and Shares would have substantially similar annual returns, because both share classes are invested in the same portfolio of securities. Annual returns will differ only to the extent that Institutional Shares and Shares do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares Class from year to year.

                                    [CHART]


 1993   1994    1995    1996    1997    1998    1999   2000    2001
------  -----  ------  ------  ------  ------  ------  -----   -----
39.95%  2.60%  38.80%  25.05%  33.56%  10.32%  41.97%  7.21%  (4.96)%


                           Best Quarter Worst Quarter
                              28.03%      (20.46)%
                            (12/31/99)    (9/30/98)

\The Shares Class's performance for the six month period ending June 30, 2002 was (11.10)%.

This table compares the Shares Class's average annual total returns for the periods ended December 31, 2001 to those of the Russell 1000 Value Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax sit-

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uation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         Since
                      1 Year 5 Years Inception
----------------------------------------------
Value and
 Restructuring
 Fund (Shares)
  Return Before
 Taxes               (4.96)% 16.34%   20.39%*
  Return After
 Taxes on
 Distributions       (5.05)% 15.92%   19.70%*
  Return After Taxes
   on Distributions
   and Sale of Fund
   Shares            (3.02)% 13.53%   17.55%*
  Russell 1000
   Value Index**     (5.59)% 11.13%   14.22%*

*  Since December 31, 1992
** The Russell 1000 Value Index is an unmanaged index composed of the 1000 companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 of the largest U.S. companies by market capitalization.

What is an Index?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                              Institutional
                                                                     Shares
---------------------------------------------------------------------------
Management Fees                                                    0.60%
Other Expenses
 Administrative Servicing Fee                           0.25%
 Other Operating Expenses                               0.26%
Total Other Expenses                                               0.51%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               1.11%
 Fee Waivers and Expense Reimbursements                          (0.37)%*
---------------------------------------------------------------------------
 Net Annual Fund Operating Expenses                                0.74%*

* The expense information in the table reflects fee waivers and expense reimbursements currently in effect. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.74%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating ex-

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penses remain the same and you reinvest all dividends and distributions.
Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

       Institutional Shares
---------------------------------
  1 Year 3 Years 5 Years 10 Years
---------------------------------
---------------------------------
   $113   $274    $448    $953

More Information About Risk

Equity Risk
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these types of equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
The smaller capitalization companies in which the Fund may invest, which generally have market capitalizations up to $1.5 billion, may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small company stocks may be listed on an exchange or traded over the counter.

Mid Cap Risk
The medium capitalization companies in which the Fund may invest, which generally have market capitalizations between $1.5 billion and $5 billion, may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Technology Risk
The Fund may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that the Fund invests in issuers con-ducting business in the technology market sector, the Fund is subject to legislative or regulatory

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changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, the Fund's investment in technology companies may subject it to more volatile price movements.

Foreign Security Risks
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk
  Investments in foreign securities denominated in foreign currencies involve additional risks, including:

  . The Fund may incur substantial costs in connection with conversions between various currencies.

  . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

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More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund's objective. The Fund may not achieve its objective when so invested. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, the "Adviser"), acting through their respective registered investment advisory divisions, U.S. Trust--New York Fund Advisers Division and U.S. Trust-- Connecticut Fund Advisers Division, serve as investment adviser to the Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2002, Schwab served 7.8 million active accounts with $845.9 billion in customer assets.

United States Trust Company of New York (together with the other wholly-owned subsidiaries of U.S. Trust Corporation, "U.S. Trust") is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for

10

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sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 2002, U.S. Trust had approximately $92 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, Stamford, CT 06905.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

U.S. Trust advises and manages assets for its private clients and funds, some of which have investment objectives and policies similar to the Funds. U.S. Trust will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust's intention to distribute this information as simultaneously as possible to all recipients. However, where the investment manager of a Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2002, the Adviser received advisory fees, as a percentage of average daily net assets, at the rate of 0.55%.

For the period commencing on the date of this prospectus and ending on March 31, 2003, the Adviser has contractually agreed to waive fees and reimburse expenses to keep the Fund's net annual fund operating expenses from exceeding the percentages stated in the "Annual Fund Operating Expenses" section for the Fund. This waiver and reimbursement agreement may not be terminated before March 31, 2003. In addition, the agreement will renew automatically for the Fund's next fiscal year unless the Adviser or Excelsior Funds, Inc. terminates the agreement by providing written notice to the other party 60-days prior to the beginning of the Fund's next fiscal year.

                                                                             11

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Portfolio Manager
David J. Williams and Timothy Evnin serve as the Value and Restructuring Fund's portfolio co-managers. Mr. Williams is primarily responsible for the day-to-day management of the Fund's portfolio. He has served as the Fund's portfolio manager or co-manager since the Fund's inception. Mr. Williams, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1987. Mr. Evnin, a Managing Director and Senior Portfolio Manager in the Personal Wealth Management Group, has been with U.S. Trust since 1987. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Fund.

Institutional Shares
..  No Sales Charge
..  No 12b-1 fees
..  No minimum initial or subsequent investment

Institutional Shares are offered only to qualified institutional investors. For more information on how to open an account and set up procedures for placing transactions call (800) 881-9358 (from overseas, call (617) 483-7297). Customers of financial institutions should contact their institutions for information on their accounts.

How to Purchase Fund Shares
You may purchase shares directly by:
..  Mail
..  Telephone
..  Wire
..  Automatic Investment Program, or
..  Automated Clearinghouse (ACH)

To purchase shares directly from us, please call (800) 881-9358 (from overseas, call (617) 483-7297), or complete and send in the application to Excelsior Funds, c/o Boston Financial Data Services, Inc., P.O. Box 8529, Boston, MA 02266-8529. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the Fund on the check. The Fund cannot accept third-party checks, credit cards, credit card checks, money orders, starter checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:


12

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State Street Bank & Trust
ABA #011000028
DBA #99055352
Specify Excelsior Fund Name
Fund Account Number
Account Registration

Investors making initial investments by wire must promptly complete the application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities. Excelsior Funds must adopt such policies and procedures, including procedures to verify the identity of customers opening new accounts. Until such verification is made, Excelsior Funds may temporarily limit additional share purchases. In addition, Excelsior Funds may limit additional share purchases or close an account if it is unable to verify a customer's identity.

General Information
You may purchase Institutional Shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Business Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. The Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

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How We Calculate NAV
NAV for one Fund share is the value of that share's portion of all of a Fund's assets less that share's portion of all of a Fund's liabilities.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

The Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

How to Sell Your Fund Shares
You may sell shares directly by:
..  Mail
..  Telephone, or
..  Automated Clearinghouse (ACH)

Holders of Institutional Shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 881-9358 (from overseas, call (617) 483-7297).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Boston Financial Data Services, Inc.
P.O. Box 8529
Boston, MA 02266-8529

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting the Fund directly by telephone at (800) 881-9358 (from overseas, call (617) 483-7297). Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


14

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The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or when the Adviser and the custodian are closed. More information about this is in the Fund's Statement of Additional Information.

How to Exchange Your Shares
You may exchange your shares on any Business Day for Institutional Shares of any portfolio of Excelsior Funds Trust, or for Institutional Shares of the Money or Investment Money Funds of Excelsior Funds, Inc. In order to protect other shareholders, we may limit your exchanges to no more than six per year or reject an exchange if we deem that such exchange would not be in the best interests of the Fund or its shareholders. This limitation is not intended to limit a shareholder's right to redeem shares. Rather, the limitation is intended to curb short-term trading. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

--------------------------------------------------------------------------------


If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not liable for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine, provided that the Fund follows its telephone transaction procedures. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Fund is permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold Institutional Shares of the Fund. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.25% of the average daily net asset value of Institutional Shares of the Fund held by clients of a shareholder organization.

Distribution of Fund Shares
The Fund's distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Fund. Subject to NASD regulation, compensation may include promotional and other merchandise, sales and training programs and other special events sponsored by dealers. Compensation may also include payment for reasonable expenses

--------------------------------------------------------------------------------

incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature.

Dividends and Distributions
The Fund distributes dividends from its income quarterly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
The Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from the Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares required.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

--------------------------------------------------------------------------------

More information about taxes is in the Fund's Statement of Additional
Information.

Financial Highlights
The Institutional Shares of the Fund do not have a financial history as of the date of this prospectus because Institutional Shares have not commenced operations.

Excelsior Funds, Inc.

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036
U.S. Trust Company
225 High Ridge Road
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)
The SAI dated         , 2002 includes detailed information about
Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Fund's investments. The Annual Report also lists the Fund's holdings and discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 881-9358 (from overseas, call (617) 483-7297)

By Mail: Excelsior Funds, Inc., P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184)

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.

                              EXCELSIOR FUNDS, INC.

                          Value and Restructuring Fund

                             (Institutional Shares)


                       STATEMENT OF ADDITIONAL INFORMATION




                               _____________, 2002



         This Statement of Additional Information pertains to the Institutional Shares of Excelsior Funds, Inc.'s Value and Restructuring Fund (the "Fund"). This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Fund dated ________, 2002 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc., c/o SEI Investments Mutual Funds Services ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling (800) 881-9358. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS
                                -----------------

                                                                                   Page
                                                                                   ----
CLASSIFICATION AND HISTORY .....................................................    1

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS ....................................    1

         Investment Philosophy and Strategies ..................................    1

         Additional Investment Policies ........................................    1

         Additional Information on Portfolio Instruments .......................    2

INVESTMENT LIMITATIONS .........................................................   14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .................................   16

         Distributor ...........................................................   16

         Purchase of Shares ....................................................   16

         Redemption Procedures .................................................   17

         Other Redemption Information ..........................................   18

INVESTOR PROGRAMS ..............................................................   18

         Exchange Privilege ....................................................   18

         Retirement Plans ......................................................   19

DESCRIPTION OF CAPITAL STOCK ...................................................   19

MANAGEMENT OF THE FUND .........................................................   21

         Directors and Officers ................................................   21

         Investment Advisory and Administration Agreements .....................   28

         Shareholder Organizations .............................................   32

         Expenses ..............................................................   32

         Custodian and Transfer Agent ..........................................   32

PORTFOLIO TRANSACTIONS .........................................................   33

PORTFOLIO VALUATION ............................................................   35

INDEPENDENT AUDITORS ...........................................................   37

COUNSEL ........................................................................   37

ADDITIONAL INFORMATION CONCERNING TAXES ........................................   37

PERFORMANCE INFORMATION ........................................................   38

CODE OF ETHICS .................................................................   42

MISCELLANEOUS ..................................................................   42

APPENDIX A .....................................................................  A-1

APPENDIX B .....................................................................  B-1

                           CLASSIFICATION AND HISTORY

              Excelsior Funds, Inc. (the "Company") is an open-end, management investment company. The Fund is a separate series of the Company and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland corporation on August 2, 1984. Prior to December 28, 1995, the Company was known as "UST Master Funds, Inc." The Fund also offers a second class of retail shares, called "Shares."

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

              The following information supplements the description of the investment objectives, strategies and risks of the Fund as set forth in the Prospectus. The investment objective of the Fund may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below). Except as expressly noted below, the Fund's investment policies may be changed without shareholder approval.

Investment Philosophy and Strategies

              In managing investments for the Fund, the Adviser follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. Its approach begins with the conviction that all worthwhile investments are grounded in value. The Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices, such that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

              The Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership.

              Portfolio holdings will include equity securities of companies having capitalizations of varying amounts, and the Fund may invest in the securities of high growth, small companies when the Adviser expects earnings and the price of the securities to grow at an above-average rate. Certain securities owned by the Fund may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of the Fund's shares, and the Fund may be required, in order to satisfy redemption requests or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

Additional Investment Policies

              Normally, up to 35% of the Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by the Adviser to be of comparable quality), warrants, options and futures instruments as described in more detail below. During temporary defensive periods or when the Adviser believes that suitable stocks or convertible securities are unavailable, the Fund may hold cash and/or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

Additional Information on Portfolio Instruments

              American, European and Global Depository Receipts

              The Fund may invest in the securities of foreign issuers directly or indirectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

              Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Fund may also enter into foreign currency exchange transactions for hedging purposes.

              Borrowing and Reverse Repurchase Agreements

              The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

              Debt Securities and Convertible Securities

              The Fund may invest in investment grade debt and convertible securities of domestic and foreign issuers. The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. Debt obligations rated in the lowest of the top four investment grade ratings ("Baa" by Moody's and "BBB" by S&P), commonly known as "junk bonds," are considered to have some speculative characteristics and may be more sensitive to adverse economic change than higher rated securities. The Fund will sell in an orderly fashion as soon as possible any convertible and non-convertible debt securities it holds if such debt securities are downgraded below "Baa" by Moody's or below "BBB" by S&P. Foreign debt and convertible securities are generally unrated.

              Forward Currency Transactions

              The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

              The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward currency position generally by entering into an offsetting position.

              The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price.

              At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

              Futures Contracts and Related Options

              The Fund may invest in futures contracts and options thereon. It may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

              Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. The Fund will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Fund must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When the Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" an options or futures position generally by entering into an offsetting position. The Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of the Fund's total assets may be hedged.

              Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

              Transactions in futures as a hedging device may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject the Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.

              As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

              Utilization of futures transactions involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

              Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

              The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

              See Appendix B for further discussion of future contracts and options.

              Government Obligations

              The Fund may invest in U.S. Government obligations, including U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

              Illiquid Securities

              The Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the Fund has valued the security. The Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

              Investment Company Securities

              The Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method (i.e. money market funds). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

              The Fund may invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by the Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

              SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

              The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for

SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs.

              Money Market Instruments

              The Fund may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

              Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. This limitation may be changed by the Company's Board of Directors without shareholder approval. See "Investment Limitations." Investments in time deposits are limited to no more than 5% of the value of the Fund's total assets at the time of purchase.

              Investments by the Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, the Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund.

              Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

              Options

              The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

              The Fund may engage in writing covered call options (options on securities owned by the Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by the Fund may not exceed 25% of the value of its net assets. By writing a covered call option, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

              When the Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

              When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Fund and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

              Options on Futures Contracts

              The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

              Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by its fundamental investment policies, the Fund does not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

              Portfolio Turnover

              The Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. (See "Additional Information Concerning Taxes").

              Real Estate Investment Trusts

              The Fund may invest in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

              REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

              Although the Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT's performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws or other factors.

              Changes in interest rates could affect the performance of REITs. In general, during periods of rising interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT's performance. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs.

              While equity REITs are affected by changes in the value of the underlying properties they own, mortgage REITs are affected by changes in the value of the properties to which they have extended credit. REITs may not be diversified and are subject to the risks involved with financing projects. REITs may also be subject to substantial cash flow dependency and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

              Such factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

              Under certain circumstances, the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

              Repurchase Agreements

              The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Company's Board of Directors. The Fund will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

              Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by the Fund under the 1940 Act.

              Securities Lending

              To increase return on its portfolio securities, the Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds 30% of the value of its total assets. When the Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

              There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

              When-Issued and Forward Transactions

              The Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When the Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

              It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of the Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of its investment objectives.

              The Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

              When the Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

              The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                             INVESTMENT LIMITATIONS

              As described below, certain investment limitations are matters of fundamental policy. Fundamental investment limitations may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. Certain of the investment limitations described below, however, are matters of operating policy. Investment limitations which are "operating policies" with respect to the Fund may be changed by the Company's Board of Directors without shareholder approval. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or the Fund, or (b) 67% or more of the shares of the Company or the Fund present at a meeting if more than 50% of the outstanding shares of the Company or the Fund are represented at the meeting in person or by proxy.

              The following investment limitations are fundamental with respect to the Fund. The Fund may not:

              1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets;

              2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to securities issued or guaranteed by the U.S. Government; and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

              3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

              4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

              5. Purchase securities of any one issuer, other than U.S. Government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

              6. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

              7. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and (ii) the Fund may enter into futures contracts and futures options.

              The following investment limitations are operating policies with respect to the Fund. The Fund may not:

              8. Purchase securities on margin, make short sales of securities, or maintain a short position;

              9. Invest in companies for the purpose of exercising management or control; and

              10. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

                                      * * *

              In addition to the investment limitations described above, the Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

              The Fund may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. In addition, the Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. These investment policies may be changed by the Company's Board of Directors without shareholder approval.

              The Fund currently intends to limit its investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the Fund's net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

              For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

              With respect to the Fund's fundamental Investment Limitation No. 6 asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

              If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's securities will not constitute a violation of such limitation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Distributor

              Institutional Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

              At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

              In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Purchase of Shares

              Institutional Shares of the Fund are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

              Institutional Shares of the Fund may be purchased directly only by qualified institutional investors ("Institutional Investors").

Redemption Procedures

              Redemption requests for Institutional Investors must be transmitted to Boston Financial Data Services, Inc. ("BFDS") by telephone at
(800) 881-9358 or by terminal access. No charge for wiring redemption payments to Institutional Investors is imposed by the Company. Investors may redeem all or part of their shares in accordance with any of the procedures described below.

              As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by BFDS in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by BFDS pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from BFDS at (800) 881-9358 or P.O. Box 8529, Boston, MA 02266-8529.

              BFDS may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until BFDS receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by BFDS of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to BFDS at (800) 881-9358 (from overseas, call (617) 483-7297).

              Institutional Investors may redeem shares by instructing BFDS by telephone at (800) 881-9358 or by terminal access.

              During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If Institutional Investors are unable to contact BFDS by telephone, they may also deliver the redemption request to BFDS in writing at the address noted above.

Other Redemption Information

              The Company may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

              In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

              The Company reserves the right to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

              Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund.

                                INVESTOR PROGRAMS

Exchange Privilege

              Investors may exchange the Fund's Institutional Shares for Institutional Shares of any portfolio of the Company or Excelsior Funds Trust. An exchange involves a redemption of all or a portion of the shares in the Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

              Shares may be exchanged by telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Company or Excelsior Funds Trust. However, certain exchanges may be subject to a 2.00% redemption fee. See Excelsior Funds Trust's Prospectus. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Company and Excelsior Funds Trust reserve the right to limit the number of exchange requests of Institutional Investors to no more than six per year. The Company may also refuse an exchange request if it determines that such exchange would not be in the best interests of the Fund or its shareholders.

              For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange.

Retirement Plans

              Shares are available for purchase by Institutional Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

         . IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

         . Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

         .    Keogh Plans for self-employed individuals.

              Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 881-9358 (from overseas, call (617) 483-7297).

                          DESCRIPTION OF CAPITAL STOCK

              The Company's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into 47 series of shares representing interests in 19 investment portfolios.

              Each share in the Fund represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors.

              Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

              Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

              Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

              The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

              Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

              Certificates for shares will not be issued unless expressly requested in writing to BFDS and will not be issued for fractional shares.

                             MANAGEMENT OF THE FUND

Directors and Officers

              The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Currently, none of the Company's directors is deemed an "interested person" of the Company as defined in the 1940 Act.

                                                                                          Number of
                                                                                         Portfolios in
                                                                                           Excelsior
                           Position(s)      Term of Office          Principal               Complex
                          Held with the     and Length of         Occupation(s)           Overseen by        Other Directorships
Name, Address, Age/(1)/      Company      Time Served /(2)/    During Past 5 Years     Board Member/(3)/  Held by Board Member /(4)/
----------------------       -------      -----------------    -------------------     -----------------  --------------------------
Directors

Frederick S. Wonham      Director,         Since 1995        Retired; Chairman of the           33        Vice Chairman of U.S.
     Age: 70             Chairman of the                     Board and Director                           Trust Corporation and
                         Board                               (since 1997) and                             U.S. Trust New York
                                                             President and Treasurer                      (from February 1990
                                                             (1995 to February 2002)                      until September 1995);
                                                             of the Company and                           and Chairman, U.S.
                                                             Excelsior Tax-Exempt                         Trust Company (from
                                                             Fund; Chairman of the                        March 1993 to May 1997).
                                                             Board and Trustee (since
                                                             1997), President and
                                                             Treasurer (1995 to
                                                             February 2002) of
                                                             Excelsior Funds Trust.

Rodman L. Drake          Director          Since 1994        Director of the Company            33        Director, Parsons
     Age: 59                                                 and Excelsior Tax-Exempt                     Brinkerhoff, Inc.
                                                             Fund (since 1996);                           (engineering firm)
                                                             Trustee of Excelsior                         (since 1995); Chairman,
                                                             Funds Trust (since                           MetroCashcard
                                                             1994); President,                            International, Inc.
                                                             Continuation Investments                     (since 1999); Director,
                                                             Group, Inc. (since                           Hotelvision, Inc.
                                                             1997); President,                            (since 1999); Director,
                                                             Mandrake Group                               Alliance Group
                                                             (investment and                              Services, Inc. (since
                                                             consulting firm                              1998); Director, Clean
                                                             (1994-1997).                                 Fuels Technology Corp.
                                                                                                          (since 1998); Director,
                                                                                                          Absolute Quality Inc.
                                                                                                          (since 2000); Director,
                                                                                                          Hyperion Total Return
                                                                                                          Fund, Inc. and three
                                                                                                          other funds for which
                                                                                                          Hyperion Capital
                                                                                                          Management, Inc. serves
                                                                                                          as investment adviser
                                                                                                          (since 1991); Director,
                                                                                                          The Latin American
                                                                                                          Smaller Companies Fund,
                                                                                                          Inc. (from 1993 to
                                                                                                          1998).

                                                                                        Number of
                                                                                      Portfolios in
                                                                                        Excelsior
                            Position(s)      Term of Office         Principal            Complex
                           Held with the     and Length of        Occupation(s)         Overseen by        Other Directorships
  Name, Address, Age/(1)/    Company        Time Served /(2)/  During Past 5 Years    Board Member/(3)/   Held by Board Member/(4)/
  ----------------------   -------------    -----------------  -------------------   ------------------   -------------------------
Ralph E. Gomory           Director        Since          Director of the Company          33           Director, Ashland,
     Age: 72                              September      and Excelsior Tax-Exempt                      Inc. (refining,
                                          2001           Fund and Trustee of                           distribution, road
                                                         Excelsior Funds Trust                         construction) (since
                                                         (since September 2001);                       1991); Director,
                                                         President, Alfred P.                          Lexmark International,
                                                         Sloan Foundation (since                       Inc. (printer
                                                         1989).                                        manufacturing) since
                                                                                                       1991); Director, Washington
                                                                                                       Post Company (media) (since
                                                                                                       1989); Director, Polaroid
                                                                                                       Company (cameras and film)
                                                                                                       (since 1993).


Mel Hall                  Director        Since 2000     Director of the Company          33           None
     Age: 57                                             and Excelsior Tax-Exempt
                                                         Fund (since July
                                                         2000); Trustee of
                                                         Excelsior Funds
                                                         Trust (since July
                                                         2000); Chief
                                                         Executive
                                                         Officer,
                                                         Comprehensive
                                                         Health Services,
                                                         Inc. (health care
                                                         management and
                                                         administration).

Roger M. Lynch            Director        Since          Director of the Company          33           Director, SLD
     Age:  61                             September 2001 and Excelsior Tax-Exempt                      Commodities, Inc.
                                                         Fund and Trustee of                           (importer of nuts)
                                                         Excelsior Funds Trust                         (since 1991); Chairman,
                                                         (since September 2001);                       Goldman Sachs Money
                                                         Retired; Chairman of the                      Markets, Inc. (from
                                                         Board of Trustees of                          1982 to 1986).
                                                         Fairfield University
                                                         (since 1996); President,
                                                         Corporate Asset Funding
                                                         Co., Inc. (asset
                                                         securitization) (from
                                                         1987 to 1999); General
                                                         Partner (from 1980 to
                                                         1986) and Limited
                                                         Partner (from 1986 to
                                                         1999), Goldman Sachs &
                                                         Co.

Jonathan Piel             Director        Since 1994     Director of the Company          33           Director, Group for the
     Age: 63                                             and Excelsior Tax-Exempt                      South Fork,
                                                         Fund (since 1996);                            Bridgehampton, New York
                                                         Trustee of Excelsior                          (since 1993); and
                                                         Funds Trust (since                            Member, Advisory
                                                         1994).                                        Committee, Knight
                                                                                                       Journalism Fellowships,
                                                                                                       Massachusetts Institute
                                                                                                       of Technology (since
                                                                                                       1984).

Officers

                                                                                        Number of
                                                                                      Portfolios in
                                                                                        Excelsior
                            Position(s)      Term of Office         Principal            Complex
                           Held with the     and Length of        Occupation(s)         Overseen by        Other Directorships
  Name, Address, Age/(1)/    Company        Time Served /(2)/  During Past 5 Years    Board Member/(3)/   Held by Board Member/(4)/
  ----------------------   -------------    -----------------  -------------------   ------------------   -------------------------
Stephen C. Hassenfelt       President         Since February   Executive Vice                  N/A                  N/A
    114 W. 47/th/ Street                      2002             President, U.S. Trust
    New York, NY 10036                                         Corporation (since
    Age:  52                                                   January 2002); Chairman,
                                                               U.S. Trust Company of
                                                               North Carolina (since
                                                               1999); Chairman and
                                                               Chief Executive Officer,
                                                               NCT Opportunities, Inc.
                                                               (since 1994); Chairman
                                                               and founder, North
                                                               Carolina Trust Company
                                                               (from 1984 to 1999);
                                                               President, the Company,
                                                               Excelsior Tax-Exempt
                                                               Fund and Excelsior Funds
                                                               Trust (since February
                                                               2002); Director,
                                                               Guilford Mills, Inc.
                                                               (since 1989) and The
                                                               Tenner Companies (since
                                                               1993).

Brian F. Schmidt            Vice President,   Since 2001       Director, U.S. Trust            N/A                  N/A
    225 High Ridge Road     Chief Financial                    Company (since 2002);
    Stamford, CT 06905      Officer and                        Senior Vice President,
    Age 43                  Treasurer                          U.S. Trust Company
                                                               (since 1998);
                                                               Vice President,
                                                               U.S. Trust
                                                               Company (from
                                                               1996 to 1998);
                                                               Vice President,
                                                               Chief Financial
                                                               Officer and
                                                               Treasurer, the
                                                               Company,
                                                               Excelsior
                                                               Tax-Exempt Fund
                                                               and Excelsior
                                                               Funds Trust
                                                               (since February
                                                               2001); Chief
                                                               Financial
                                                               Officer,
                                                               Excelsior Venture
                                                               Investors III,
                                                               LLC and Excelsior
                                                               Venture Partners
                                                               III, LLC (since
                                                               1997) and UST
                                                               Private Equity
                                                               Fund, Inc. (since
                                                               1995).

                                                                                         Number of
                                                                                       Portfolios in
                                                                                         Excelsior
                            Position(s)      Term of Office         Principal             Complex
                           Held with the     and Length of        Occupation(s)          Overseen by        Other Directorships
  Name, Address, Age/(1)/    Company        Time Served /(2)/  During Past 5 Years     Board Member/(3)/   Held by Board Member/(4)/
  ----------------------   -------------    -----------------  -------------------    ------------------   -------------------------
Frank Bruno                  Vice President    Since 2001     Vice President, U.S.            N/A                  N/A
    225 High Ridge Road      and Assistant                    Trust Company (since
    Stamford, CT 06905       Treasurer                        1994); Vice President
    Age:  42                                                  and Assistant Treasurer,
                                                              the Company, Excelsior
                                                              Tax-Exempt Fund and
                                                              Excelsior Funds Trust
                                                              (since February 2001);
                                                              Treasurer: Excelsior
                                                              Venture Investors III,
                                                              LLC and Excelsior
                                                              Venture Partners III,
                                                              LLC (since 2001),
                                                              Excelsior Private Equity
                                                              Fund II, Inc. (since
                                                              1997) and UST Private
                                                              Equity Fund, Inc. (since
                                                              1995).

W. Bruce McConnel            Secretary         Since 1984     Partner of the law firm         N/A                  N/A
    One Logan Square                                          of Drinker Biddle &
    18/th/ & Cherry St.                                       Reath.
    Philadelphia, PA
    19103-6996
    Age: 59

Diana E. McCarthy            Assistant         Since February Partner of the law firm         N/A                  N/A
    One Logan Square         Secretary         2002           of Drinker Biddle &
    18/th/ & Cherry St.                                       Reath.
    Philadelphia, PA
    19103-6996
    Age: 51

Julia Babik                  Assistant         Since 2001     Employed by SEI                 N/A                  N/A
    530 E. Sweedesford Rd.   Treasurer                        Investments since May
    Wayne, PA 19087                                           1993. Director of Funds
    Age: 33                                                   Accounting, SEI
                                                              Investments (since
                                                              2000); Fund Accounting
                                                              Manager (1997 to 2000).

Timothy Barto                Assistant         Since 2001     Employed by SEI                 N/A                  N/A
    One Freedom Valley Drive Treasurer                        Investments since
    Oaks, PA 19456                                            October 1999.  Vice
    Age: 34                                                   President and Assistant
                                                              Secretary of SEI
                                                              Investments since
                                                              December 1999.
                                                              Associate at
                                                              Dechert, Price &
                                                              Rhoads (1997 to
                                                              1999). Associate
                                                              at Richter, Miller
                                                              and Finn (1993 to 1997).

________________________

/(1)/ Each director may be contacted by writing to Excelsior Funds, One Freedom Valley Drive, Oaks, PA 19456.
/(2)/ Each director holds office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The president, treasurer and secretary of the Company hold office for a one-year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Company's By-Laws.
/(3)/ The Excelsior Funds Complex consists of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust, for which U.S. Trust serves as investment adviser. As of July 31, 2002, the Excelsior Complex consisted of 33 Funds.
/(4)/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

              Until June 1, 2000, Mr. Wonham owned shares of U.S. Trust Corporation ("UST"), the Adviser's parent, which had a value in excess of $60,000. On June 1, 2000, UST completed its merger with The Charles Schwab Corporation ("Schwab"); at that time, Schwab purchased all of the outstanding shares of UST in exchange for shares of Schwab. As a result, Mr. Wonham received shares of Schwab with a value in excess of $60,000. As of December 31, 2001, Mr. Wonham had sold all of his Schwab shares.

              The Company's Board has a Nominating Committee consisting of Messrs. Drake and Piel. The Nominating Committee is responsible for considering candidates for election to the Company's Board in the event a position is vacated or created. The Nominating Committee met once during the Company's fiscal year ended March 31, 2002. At that meeting, held on May 18, 2001, the Nominating Committee nominated Messrs. Gomory and Lynch for election to the Company's Board. The Nominating Committee will consider nominees recommended by the Company's shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company.

              Effective September 5, 2001, each director receives an annual fee of $15,000 from each of the Company and Excelsior Tax-Exempt Fund and $6,000 from Excelsior Funds Trust plus a per-Company meeting fee of $2,500 from each of the Company and Excelsior Tax-Exempt Fund and $1,000 from Excelsior Funds Trust for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional annual fee of $7,500 from each of the Company and Excelsior Tax-Exempt Fund and $5,000 from Excelsior Funds Trust. In addition, Messrs. Drake and Piel each receive $1,000 per annum from each of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust for their services on the Nominating Committee. Prior to September 5, 2001, each director received an annual fee of $9,000 from each of the Company and Excelsior Tax-Exempt Fund and $4,000 from Excelsior Funds Trust plus a per-Company meeting fee of $1,500 from each of the Company and Excelsior Tax-Exempt Fund and $250 from Excelsior Funds Trust for each meeting attended and was reimbursed for expenses incurred in attending meetings. The Chairman of the Board of each Company was entitled to receive an additional $5,000 per annum from each of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust for services in such capacity. In addition, Messrs. Drake and Piel each received $2,000 per annum for their services on the Nominating Committee. Drinker Biddle & Reath LLP, of which Mr. McConnel and Ms. McCarthy are partners, receives legal fees as counsel to the Company. The employees of U.S. Trust Company and SEI do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Company.

              The following table summarizes the dollar range of shares beneficially owned by each director/trustee in the Fund Complex as of December 31, 2001./1/

                                                                              Aggregate Dollar Range of
                                                                              Equity Securities in All
                                                                              Funds in the Fund Complex
                                              Dollar Range of Equity            Overseen by the
   Name of Director/Trustee               Securities in the Fund Complex        Director/Trustee
   ------------------------               ------------------------------      --------------------------
Frederick S. Wonham                       Excelsior Funds, Inc.                  Over $100,000
                                            Value and Restructuring Fund
                                                  $10,001 - $50,000
                                          Excelsior Tax-Exempt Funds, Inc.
                                              Tax-Exempt Money Fund
                                                  Over $100,000
                                              All other Funds: None

Rodman L. Drake                           Excelsior Tax-Exempt Funds, Inc.       $1 - $10,000
                                             Long-Term Tax-Exempt Fund
                                                  $1-$10,000
                                              All other Funds: None

Ralph E. Gomory                                        None                           None

Mel Hall                                               None                           None

Roger M. Lynch                                         None                           None

Jonathan Piel                             Excelsior Funds, Inc.                  Over $100,000
                                            Money Fund
                                                  $1 - $10,000
                                              Blended Equity Fund
                                                  $50,001 - $100,000

--------------------
/1/ Fund Complex means the Company, Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

                                                                                 Aggregate Dollar Range of
                                                                                 Equity Securities in All
                                                                                 Funds in the Fund Complex
                                                  Dollar Range of Equity             Overseen by the
          Name of Director/Trustee            Securities in the Fund Complex         Director/Trustee
          ------------------------            ------------------------------    ----------------------------

                                             Managed Income Fund
                                                     $10,001 - $50,000
                                             Large Cap Growth Fund
                                                     $10,001 - $50,000
                                             Pacific/Asia Fund
                                                     $10,001 - $50,000
                                             Pan European Fund
                                                     $10,000-$50,000
                                             Value and Restructuring Fund
                                                     $50,001 - $100,000
                                           Excelsior Tax-Exempt Funds, Inc.
                                             Intermediate-Term
                                             Tax-Exempt Fund
                                                     $50,001 - $100,000
                                                All other Funds: None

              As of July 2, 2002, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.

              The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.


                                                       Pension or Retirement                        Total Compensation from
                                       Aggregate        Benefits Accrued as     Estimated Annual          the Company
Name of                            Compensation from          Part of            Benefits Upon         and Fund Complex*
Person/Position                       the Company          Fund Expenses           Retirement          Paid to Directors
---------------                    -----------------   ---------------------    ----------------    -----------------------
Rodman L. Drake
Director                                $23,065                 None                   None                 $55,172/(3)/**

Joseph H. Dugan***
Director                                $ 7,500                 None                   None                 $17,500/(3)/**

Wolfe J. Frankl***
Director                                $ 7,500                 None                   None                 $17,500/(3)/**

Ralph E. Gomory****                     $ 6,861                 None                   None                 $16,597/(3)/**

Roger M. Lynch****                      $ 9,361                 None                   None                 $22,597/(3)/**

Jonathan Piel
Director                                $22,424                 None                   None                 $53,489/(3)/**

Robert A. Robinson***
Director                                $ 8,500                 None                   None                 $20,000/(3)/**

Alfred C. Tannachion***
Director                                $ 7,500                 None                   None                 $17,500/(3)/**

Mel Hall
Director                                $21,424                 None                   None                 $50,989/(3)/**

Frederick S. Wonham
Chairman of the Board,
President and Treasurer                 $27,225                 None                   None                 $67,591/(3)/**

_____________________
* The "Fund Complex" consists of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust.
** Number of investment companies in the Fund Complex for which director served as director or trustee.
*** Messrs. Dugan, Frankl, Robinson and Tannachion retired from the Boards as of July 27, 2001.
**** Messrs. Gomory and Lynch were elected to the Boards on September 7, 2001.

Investment Advisory and Administration Agreements

              U.S. Trust New York and U.S. Trust Company (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Fund. In the Investment Advisory Agreement, the Adviser has agreed to provide the services described in the Prospectus. U.S. Trust New York and U.S. Trust Company provide investment advisory services through their respective registered investment advisory divisions, U.S. Trust - New York Fund Advisers Division and U.S. Trust - Connecticut Fund Advisers Division. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, purchased for the Fund.

         Prior to May 31, 2001, U.S. Trust served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.

         For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Fund.

         The Adviser has contractually agreed to waive all or a portion of the advisory fees payable to it by the Fund to keep the Fund's net annual operating expenses from exceeding the percentage stated in the "Annual Fund Operating Expenses" section of the Fund's prospectus. The waiver may not be terminated before March 31, 2003.

         For the fiscal years ended March 31, 2002, 2001 and 2000, the Fund paid the Adviser fees for advisory services as follows:

              Fiscal Year ended    Fiscal Year ended  Fiscal Year ended
                March 31, 2002       March 31, 2001     March 31, 2000
              -----------------    -----------------  -----------------
                    $11,740,383           $8,305,100        $3,997,358


         For the fiscal years ended March 31, 2002, 2001 and 2000, the Adviser's waivers reduced advisory fees by the following:

              Fiscal Year ended    Fiscal Year ended  Fiscal Year ended
                March 31, 2002       March 31, 2001     March 31, 2000
              -----------------    -----------------  -----------------
                    $   954,672           $  874,665        $  829,279

         At a meeting held on July 31, 2002, the Board of Directors of the Company, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act), approved the continuation of the Company's Investment Advisory Agreement with the Adviser with respect to the Fund, for an additional one-year period. In connection with such approvals, the directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser's services provided to the Fund and the Adviser's experience and qualifications. The directors considered, in particular, the Fund's fee structure, including the Fund's operating expense ratios and the Adviser's fee waivers and expense reimbursements; the profitability to the Adviser of its services to the Company; the brokerage and research services received in connection with the placement of brokerage transactions for the Fund; possible economies of scale; other compensation or possible benefits to the Adviser arising from its relationship with the Company; and a comparison of fees charged by the Adviser with fees charged to similar clients. The directors also considered the personnel and resources of the Adviser, the overall nature and quality of the Adviser's services and the specific provisions of the Investment Advisory Agreement.

         Among other items, the directors also reviewed and considered a Lipper report comparing: (i) the performance of the Fund to the performance of the applicable Lipper universe (both by rank and quintile); (ii) the contractual management fee for the Fund with that of funds with the same investment classification; (iii) the expenses for the Fund to comparable Lipper groups (both by rank and quintile and also as a percentage of assets); and (iv) expense ratio components (contractual management fees and actual management fees) for the Fund to comparable Lipper groups (both by rank and quintile and also as a percentage of assets).

         After discussion, the Board of Directors concluded that the Adviser had the capabilities, resources and personnel necessary to continue to manage the Companies. The Board of Directors also concluded that based on the services that the Adviser would provide to the Company under the Investment Advisory Agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and equitable with respect to the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it was in the best interests of the Fund to continue the Investment Advisory Agreement with the Adviser for an additional one-year period.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the agreement, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

         U.S. Trust Corporation is a wholly-owned subsidiary of Schwab. Charles
R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal subsidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest financial services firm and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 2001, Schwab served 7.8 million active accounts with $845.9 billion in customer assets.

         SEI, Federated Services Company (an affiliate of the Distributor) and U.S. Trust Company (together, the "Administrators") serve as the Company's administrators and provide the Fund with general administrative and operational assistance. SEI replaced Chase Global Funds Services Company ("CGFSC") as one of the Company's Administrators pursuant to an Accounting and Administration Agreement dated June 4, 2001 (the "Administration Agreement"). Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

              The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Tax-Exempt Fund and Excelsior Funds Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (except for the international portfolios of the Company and Excelsior Funds Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Company and Excelsior Funds Trust) as follows:

                   Combined Aggregate Average Daily Net Assets
                  of the Company, Excelsior Tax-Exempt Fund and
                        Excelsior Funds Trust (excluding
                   the international portfolios of the Company
                           and Excelsior Funds Trust)
                           --------------------------
                                                   Annual Fee
                                                   ----------
         First $200 million ......................  0.200%
         Next $200 million .......................  0.175%
         Over $400 million .......................  0.150%

              Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Tax-Exempt Fund and Excelsior Funds Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. For the fiscal year ending March 31, 2003, U.S. Trust Company has voluntarily agreed to waive 0.04% of its administration fee.

         For the fiscal years ended March 31, 2002, 2001 and 2000, the Fund paid the following for administration fees:

              Fiscal Year ended       Fiscal Year ended      Fiscal Year ended
               March 31, 2002          March 31, 2001          March 31, 2000
              -----------------       -----------------      -----------------

                  $2,521,903             $2,141,340              $1,034,523



         For the fiscal years ended March 31, 2002, 2001 and 2000, the Administrators waived the following administration fees:

              Fiscal Year ended       Fiscal Year ended      Fiscal Year ended
               March 31, 2002          March 31, 2001          March 31, 2000
              -----------------       -----------------      -----------------
                  $  696,039             $  184,201              $  190,210

Shareholder Organizations

         The Company will enter into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their customers who beneficially own the Fund's Institutional Shares in consideration for the Fund's payment of not more than the annual rate of 0.25%, of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a customer's account balances and confirmations of transactions by the customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to customers; and (g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise customers of any fees that they may charge in connection with a customer's investment.

         The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

         Any material amendment to the Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

         For the fiscal year ended March 31, 2002, the Company made payments to Shareholder Organizations in the following amounts:

                                                    Amounts Paid to Affiliates
                                   Total Paid             Of U.S. Trust
                                   ----------             -------------
Value and Restructuring Fund       $3,383,843               $514,795

Expenses

         Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Fund bears the expenses incurred in its operations. Expenses of the Fund include: taxes; interest; fees (including fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent

         J.P. Morgan Chase Bank ("J.P. Morgan Chase"), a wholly-owned subsidiary of J.P. Morgan Chase & Co., Inc., serves as custodian of the Fund's assets. Under the Custodian Agreement, J. P. Morgan Chase has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to the Company's Board of Directors concerning the Fund's operations. J. P. Morgan Chase may, at its own expense, open and maintain custody accounts with respect to the Fund with other banks or trust companies, provided that J. P. Morgan Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to J.P. Morgan Chase Bank, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

         State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, State Street has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Fund's operations. For its transfer agency, dividend-disbursing, and accounting services, State Street is entitled to receive an annual fee of $12.50 per Network Account, $17.50 per Direct Account and $2.40 per Closed Account. In addition, State Street is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

         State Street may, at its own expense, delegate its transfer agency obligations to BFDS or an affiliate registered as a transfer agent under applicable law, provided that State Street shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency and Service Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, State Street has delegated its transfer agency obligations to BFDS. For those services provided by it, BFDS is entitled to receive the same schedule of fees as State Street. Communications to the transfer agent should be directed to Excelsior Funds, c/o BFDS, P.O. Box 8529, Boston, MA 02266-8529 (or, if by overnight or certified mail, 66 Brooks Drive, Braintree, MA 02184).

         Prior to September 24, 2001, U.S. Trust New York served as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agency agreement substantially similar to the Transfer Agency and Service Agreement currently in effect for the Fund.

                             PORTFOLIO TRANSACTIONS

         Subject to the general control of the Company's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Fund.

         The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund's portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. For the fiscal year ended March 2002, the portfolio turnover rate for the Fund was 8%.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In executing portfolio transactions for the Fund, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

         During the last three fiscal years, the Company paid brokerage commissions on behalf of the Fund as shown in the table below:

                                                                                             % of Total
                                                                                             Amount of
                                                      Total Brokerage    % of Total        Transaction on
                                                        Commissions      Commissions            which
                                    Total Brokerage       Paid to        Paid to UST         Commissions
                                      Commissions        Affiliated       Securities      were paid to UST
                                         Paid             Persons          Corp./1/      Securities Corp./1/
                                         ----             -------          --------      -------------------

Fiscal year ended March 31, 2002      $1,272,760             $0                 0                  0
--------------------------------

Fiscal year ended March 31, 2001      $2,081,580             $0                 0                  0
--------------------------------

Fiscal year ended March 31, 2000:     $  994,939             $0                 0                  0
--------------------------------

/1/  UST Securities Corporation is an affiliate of the Adviser.

         Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

         The Investment Advisory Agreement between the Company and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

         In addition, the Investment Advisory Agreement authorizes the Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

         Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Fund. Such information may be useful to the Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

         During the fiscal year ended March 31, 2002, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions were as follows:

                    Amount of Transactions       Related Commission
                    ---------------------        ------------------

                           $17,644,841                 $17,901

         Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

         Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

         The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the close of the most recent fiscal year. As of March 31, 2002, the Fund held the following securities of the Company's regular brokers or dealers or their parents: 625,000 shares of common stock of Morgan Stanley Dean Witter & Co.; 525,000 shares of common stock of Lehman Brothers Holdings, Inc. and 1,000,000 shares of common stock of J.P. Morgan Chase & Co.

                               PORTFOLIO VALUATION

         Assets in the Fund which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Company's Board of Directors.

                  Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the shares may be significantly affected on days when investors can neither purchase nor redeem the Fund's shares. The Company's administrators have undertaken to price the securities in the Fund's portfolio, and may use one or more independent pricing services in connection with this service.

                  SEI and the Adviser will use the following procedures to determine the fair value of securities subject to significant price changes or that are unpriced. If SEI and the Adviser agree that the quoted price of a security is suspect, the price of a security will be determined as follows: SEI will refer to at least two independent brokers from whom it will obtain a price for the security. SEI will average the two prices and inform the Adviser of the new price. That price will be used unless SEI and the Adviser believe it is suspect. In addition, securities for which market quotations are not readily available will be valued at their "fair value" by SEI. For this purpose, "fair value" shall mean a price which, considering the factors listed below and such other information as it believes relevant, SEI and the Adviser estimate it could receive in cash within 7 days were the securities to be sold. Such value will be cost if SEI and the Adviser determine such valuation is appropriate after considering the factors listed below. SEI and the Adviser shall monitor on a daily basis market changes that may affect such valuation. At the next regularly scheduled meeting of the full Board of Directors each valuation will be ratified or amended as appropriate. The following are among the factors SEI and the Adviser shall consider when determining the "fair value" of a security for which market quotations are not readily available: (a) the fundamental analytical data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is purchased and sold; (c) special reports prepared by analysts; (d) information as to any transactions or offers with respect to the security; and (e) the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant matters. If, notwithstanding the foregoing procedure, SEI and the Adviser believe that the new price is suspect, or believe that a security priced at cost should be re-evaluated, the Adviser shall so inform the Company's Secretary and a meeting of the Company's Board of Directors shall be called to determine what actions should be taken.

                              INDEPENDENT AUDITORS

                  _____________, independent auditors, _______________, serve as auditors of the Company.


                                     COUNSEL

                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Ms. McCarthy, Assistant Secretary of the Company, are partners), One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103, is counsel to the Company.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following supplements the tax information contained in the Prospectus.

                  For federal income tax purposes, the Fund is treated as a separate corporate entity and has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, the Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

                  Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

                  The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

                  The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.

                             PERFORMANCE INFORMATION

                  The Fund may advertise the "average annual total return (before taxes)" for its shares. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The average annual total return (before taxes) is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              T = [(ERV)/1/n/ - 1]
                                    ---
                                     P

         Where:         T =       average annual total return.

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                        P =       hypothetical initial payment of $1,000.

                        n = period covered by the computation, expressed in years.

                  The Fund may also advertise the "aggregate total return" for its shares for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. The aggregate total return is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. Aggregate total returns do not reflect the effect of taxes paid by shareholders on Fund distributions or redemption of Fund shares. The formula for calculating aggregate total return is as follows:

                              Aggregate Total Return = [(ERV)] - 1
                                                         ---
                                                          P

                  The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                  Institutional Shares of the Fund have not yet commenced operations as of the date of this Statement of Additional Information and have no performance history. Accordingly, the performance information presented below is for another class of shares (Shares) that would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

                  Based on the foregoing calculations, the average annual total returns (before taxes) for the Shares Class of the Fund for the fiscal year ended March 31, 2002 and the average annual total returns for the 5-year and 10-year periods ended March 31, 2002, were as follows:

                             Average Annual Total Returns (before taxes)*

                                                                   For the 10
                         For the Year        For the 5 Years       Years Ended
                         Ended 3/31/02        Ended 3/31/02         3/31/02
                     ----------------------------------------------------------

                              6.60%              16.67%                N/A

     *   Commenced operations on December 31, 1992

                  Based on the foregoing calculations, the aggregate annual total returns for Shares of the Fund for the 5-year, 10-year and since inception periods ended March 31, 2002, were as follows:

                                  Aggregate Annual Total Returns*

                                                                 For the Since
                       For the 5 Years      For the 10 Years       Inception
                           Ended                 Ended           Period Ended
                         3/31/02               3/31/02              3/31/02
                     ----------------------------------------------------------

                          116.13%                N/A                440.70%

     *   Commenced operations on December 31, 1992

                  The "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" for Shares of the Fund are included in the Prospectus.

                  "Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

                  "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

                  The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

                  The total return of shares of the Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Fund may be compared to data prepared by Lipper, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. The total return of the Fund also may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of common stocks of 500 companies, most of which are listed on the NYSE, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected the Fund's performance.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund.

Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                  Performance will fluctuate and any quotation of performance should not be considered as representative of the Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, operating expenses, and market conditions.

                                 CODE OF ETHICS

                  The Company, U.S. Trust New York, U.S. Trust Company and the Distributor have adopted codes of ethics that allow for personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

                                  MISCELLANEOUS

                  As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining the Fund's net asset value, assets allocable to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a the Fund, are conclusive.

                  As of July 2, 2002, U.S. Trust and its affiliates held of record 24.23% of the outstanding shares of the Value and Restructuring Fund, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                  As of July 2, 2002, the name, address and percentage ownership of each person that owned beneficially 5% or more of the outstanding shares of the Fund were as follows: Charles Schwab & Co., 101 Montgomery St., San Francisco, California 94104, 31.91%; Manufacturers Life Insurance, 250 Bloor St., Toronto, Ontario, Canada M4W.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

Long-Term Credit Ratings

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC."

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor's

         CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

         Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

           . Positive means that a rating may be raised.
           . Negative means that a rating may be lowered.
           . Stable means that a rating is not likely to change.
           . Developing means a rating may be raised or lowered.
           . N.M. means not meaningful.

Moody's

         Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

         Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B

                  The Fund may enter into futures contacts and options. Such transactions are described in this Appendix.

I.       Interest Rate Futures Contracts.

                  Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

                  Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month Treasury Bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.      Stock Index Futures Contracts.

                  General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III      Futures Contracts on Foreign Currencies.

                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV       Margin Payments.

                  Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V        Risks of Transactions in Futures Contracts.

                  There are several risks in connection with the use of futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Fund. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the future contract being used, or if otherwise deemed to be appropriate by the Fund. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

                  Where futures are purchased to hedge against a possible increase in the price of securities or a currency before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Fund may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the Fund's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its Portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI       Options on Futures Contracts

                  The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Fund does not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII      Accounting and Tax Treatment.

                  Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

                  Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, no more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

                  Certain foreign currency contracts entered into by the Fund may be subject to the "mark-to-market" process. If the Fund makes a Capital Asset Election with respect to such contracts, the contracts will be subject to the 40-60 rule, described above. Otherwise, such gain or loss will be treated as 100% ordinary gain or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

                  Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the "mark-to-market" rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Fund may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  Under the federal income tax provisions applicable to regulated investment companies, less than 30% of a company's gross income must be derived from gains realized on the sale or other disposition of securities held for less than three months. With respect to futures contracts and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the "mark-to-market" rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of the mark-to-market rules) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                              EXCELSIOR FUNDS, INC.

                                    FORM N-1A
                                    ---------


PART C.  OTHER INFORMATION

Item 23.    Exhibits

 (a) (1)  Articles of Incorporation of Registrant dated August 1, 1984 (3).

     (2)  Articles Supplementary of Registrant dated October 29, 1985 (3).

     (3)  Articles Supplementary of Registrant dated September 30, 1986 (3).

     (4)  Articles Supplementary of Registrant dated April 10, 1987 (3).

     (5)  Articles Supplementary of Registrant dated April 27, 1990 (3).

     (6)  Articles Supplementary of Registrant dated October 26, 1990 (3)

     (7)  Articles Supplementary of Registrant dated January 29, 1991 (3).

     (8)  Articles Supplementary of Registrant dated December 23, 1992 (3)

     (9)  Articles Supplementary of Registrant dated August 31, 1995 (1)

     (10) Articles Supplementary of Registrant dated December 28, 1995 (1)

     (11) Articles Supplementary of Registrant dated September 11, 1997 (2).

     (12) Articles Supplementary of Registrant dated December 22, 1997 (3).

     (13) Articles Supplementary of Registrant dated November 13, 1998 (4).

     (14) Articles of Amendment of Registrant dated July 1, 1999 (6).

     (15) Articles Supplementary of Registrant dated January 3, 2000 (6).

     (16) Articles Supplementary of Registrant dated March 7, 2000 (8).

     (17) Articles Supplementary of Registrant dated July 18, 2000 (9).

     (18) Articles Supplementary of Registrant dated December 29, 2000 (11).

 (b) (1)  Amended and Restated By-Laws of Registrant dated February 2, 1995 (2).

     (2) Amendment No. 1 to Amended and Restated By-Laws of Registrant dated May 16, 1997 (2).

     (3) Amendment dated July 28, 2000 to Amended and Restated Bylaws of Registrant (11).

 (c) (1) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 1, 1984 (3).

     (2) Articles I, II, IV and VI of Registrant's Amended and Restated By-Laws dated February 2, 1995 (2).

 (d) (1) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Latin America, Pacific/Asia, Pan European, Emerging Markets and International Funds (9).

     (2) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Money, Government Money, Blended Equity, Small Cap, Energy and Natural Resources, Value and Restructuring, Treasury Money, Managed Income, Short-Term Government Securities, Intermediate-Term Managed Income, Real Estate and Large Cap Growth Funds (9).

     (3) Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York dated May 31, 2000 with respect to the Technology Fund (9).

     (4) Amendment No. 1 to the Investment Advisory Agreement among Registrant, U.S. Trust Company and United States Trust Company of New York, with respect to the Biotechnology Fund (11).

 (e) (1) Amended and Restated Distribution Contract dated July 31, 1998 between the Registrant and Edgewood Services, Inc. (4).

     (2) Exhibit A dated March 31, 2000 to the Amended and Restated Distribution Contract (adding the Technology Fund) (9).

     (3) Exhibit A to the Amended and Restated Distribution Contract (adding the Biotechnology Fund) (11).

 (f)      None.

 (g) Amended and Restated Custody Agreement dated June 27, 2001 between Registrant and The Chase Manhattan Bank (12).

 (h) (1) Amended and Restated Accounting and Administration Agreement dated June 4, 2001 among the Registrant, SEI Investments Mutual Fund Services, Federated Services Company and U.S. Trust Company (11).

     (2) Transfer Agency and Service Agreement dated September 24, 2001 between the Registrant and State Street Bank and Trust Company (12).

     (3) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (13).

     (4) Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Money Fund (See Exhibit(h)(3) for the Related Form of Shareholder Servicing Agreement) (13).

     (5) Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Government Money Fund (See Exhibit(h)(3) for the Related Form of Shareholder Servicing Agreement)(13).

     (6) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Advisor Shares Class of the Value and Restructuring, Large Cap Growth, Blended Equity and Intermediate-Term Managed Income Funds (6).

     (7) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Institutional Shares of the Value and Restructuring Fund (13).

     (8) Revised Appendix A to the Shareholder Servicing Agreement (adding the Technology Fund) (7).

     (9) Revised Appendix A to the Shareholder Servicing Agreement (adding the Biotechnology Fund) (11).

     (10) Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder (6).

     (11) First Amendment dated February 28, 2001 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder (11).

     (12) Second Amendment dated July 10, 2001 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior TaxExempt Funds, Inc., Excelsior Institutional Trust, The Chase Manhattan Bank and the other lenders thereunder (11).

     (13) Third Amendment dated February 27, 2002 to the Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, JPMorgan Chase and the other lenders thereunder (12).

     (14) Form of Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company (12).

     (15) Form of Shareholder Servicing Agreement (Late Trading) (11).

 (i)      Opinion and Consent of Counsel (13).

 (j)      Consent of Drinker Biddle & Reath LLP (13).

 (k)      None.

 (l) (1) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (3).

     (2) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (3).

     (3) Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995 (1).

     (4) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997 (2).

     (5) Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997 (3).

     (6) Form of Purchase Agreement between Registrant and Edgewood Services, Inc. (Advisor Shares) (6).

     (7) Purchase Agreement between Registrant and Edgewood Services, Inc. dated March 31, 2000 on behalf of the Technology Fund (9).

     (8) Purchase Agreement between Registrant and Edgewood Services, Inc. on behalf of the Biotechnology Fund (11).

  (m) Distribution Plan and Related Form of Distribution Agreement relating to Advisor Shares of the Value and Restructuring, Blended Equity, Large Cap Growth and Intermediate-Term Managed Income Funds (6).

  (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (13).

     (p)  (1)  Code of Ethics of Registrant (12).

          (2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company and United States Trust Company of New York) (11).

          (3)  Code of Ethics of Edgewood Services, Inc. (8).

Notes:

     (1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

     (2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

     (3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

     (4) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed April 5, 1999.

     (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed July 29, 1999.

     (6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 4, 2000.

     (7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed February 8, 2000.

     (8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A filed May 26, 2000.

     (9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on July 28, 2000.

     (10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A filed on December 27, 2000.

     (11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed on July 30, 2001.

     (12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed on July 31, 2002.

     (13) Filed herewith.

Item 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

         Registrant is controlled by its Board of Directors.
         ---------------------------------------------------


Item 25. Indemnification
         ---------------

     Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI,
Section 2 of Registrant's Amended and Restated Bylaws, incorporated herein by reference to Exhibit (b)(1) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.11 of the Amended and Restated Distribution Contract incorporated herein by reference to Exhibit (e) hereto, Section 12 of the Amended and Restated Custody Agreement incorporated herein by reference to Exhibit (g) hereto, Section 8 of the Transfer Agency and Service Agreement filed herewith as Exhibit (h)(5) hereto, and Section 6 of the Fund Accounting and Administration Agreement incorporated herein by reference to Exhibit (h)(1) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

         (a)  U.S. Trust Company:

     U.S. Trust Company ("U.S. Trust") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                                                        Principal                       Type of
Trust                       Name                                 Occupation                      Business
-----                       ----                                 ----------                      --------
Chairman                    Paul K. Napoli                       Executive Vice                  Asset Management,
                            United States Trust                  President, United               Investment &
                            Company of New York                  States Trust                    Fiduciary Services
                            114 West 47th Street                 Company of                      and Private Banking
                            New York, NY 10036                   New York

Director, Management        Conley Brooks, Jr.                   Chairman,                       Asset Management,
                            U.S. Trust Company                   U.S. Trust Company,             Investment & Fiduciary
                            730 2nd Avenue South                 Minneapolis                     Services and Private Banking
                            Minneapolis, MN  55402

Director Regional           W. Michael Funck                     Regional President,             Asset Management,
President                   U.S. Trust Company                   U.S. Trust Company              Fiduciary Services
                            225 High Ridge Road                                                  & Private Banking
                            Stamford, CT  06905

Director, Managing          David W. Kilbride                    Managing Director & Senior      Asset Management, Investment
Director & Senior Private   U.S. Trust Company                   Private Banking, U.S. Trust     &
Banker                      One Pickwick Plaza                   Company                         Fiduciary Services
                            Greenwich, CT 06830                                                  and Private Banking


Director                    Maribeth S. Rahe                     President,                      Asset Management,
                            United States Trust                  United States Trust             Investment &
                              Company of New York                Company of New York             Fiduciary Services
                            114 West 47th Street                                                 and Private Banking
                            New York, NY  10036

Director & Senior Vice      Brian F. Schmidt                     Senior Vice President,          Asset Management, Investment
President                   U.S. Trust Company                   U.S. Trust Company              & Fiduciary Services and
                            225 High Ridge Road                                                  Private Banking
                            Stamford, CT 06905

Director                    Frederick B. Taylor                  Vice Chairman &                 Asset Management,
                            United States Trust                  Chief Investment                Investment &
                              Company of New York                Officer, United States          Fiduciary Services
                            114 West 47th Street                 Trust Company of                and Private Banking
                            New York, NY  10036                  New York

Position
with U.S.                                                        Principal                       Type of
Trust                       Name                                 Occupation                      Business
-----                       ----                                 ----------                      --------
Director & Managing         Shelley B. Thompson                  Managing Director,              Asset Management,
Director                    U.S. Trust Company                   U.S. Trust Company              Investment &
                            730 2nd Avenue South                                                 Fiduciary Services
                            Minneapolis, MN 55402                                                and Private Banking

Director & Managing         Susan Traver                         Managing Director,              Asset Management,
Director                    U.S. Trust Company                   U.S. Trust Company              Investment &
                            600 14th Street, N.W.                                                Fiduciary Services
                            Washington, DC 20005                                                 and Private Banking

Director, President & CEO   Howard E.N. Wilson                   President & CEO,                Asset Management,
                            U.S. Trust Company                   U.S. Trust Company              Investment &
                            100 West Lancaster Avenue                                            Fiduciary Services
                            Suite 200                                                            and Private Banking
                            Wayne, PA  19087

Managing Director &         Jeffrey T. Osmun                     Managing Director,              Asset Management, Investment
Senior Trust Officer        U.S. Trust Company                   Senior Trust Officer,           & Fiduciary Services and
                            225 High Ridge Road                  U.S. Trust Company              Private Banking
                            Stamford, CT 06906

Senior Vice President &     Alberto Rodriguez                    Senior Vice President &         Asset Management, Investment
Secretary                   U.S. Trust Company                   Secretary,                      & Fiduciary Services and
                            225 High Ridge Road                  U.S. Trust Company              Private Banking
                            Stamford, CT 06906

Vice President & Treasurer  Neil M. McDonnell                    Vice President & Treasurer,     Asset Management, Investment
                            U.S. Trust Company                   U.S. Trust Company              & Fiduciary Services and
                            225 High Ridge Road                                                  Private Banking
                            Stamford, CT  06906



     (b)  United States Trust Company of New York:

     United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                                        Principal                       Type of
Trust NY                    Name                                 Occupation                      Business
--------                    ----                                 ----------                      --------
Director, Chairman & CEO    Jeffrey S. Maurer                    Chairman & Chief Executive      Asset Management,
                            United States Trust                  Officer,                        Investment & Fiduciary
                              Company of New York                United States Trust             Services and Private Banking
                            114 West 47th Street                 Company of New York
                            New York, NY  10036

Director &                  Maribeth S. Rahe                     President, United States        Asset Management,
President                   United States Trust                  Trust Company of                Investment &
                              Company of New York                New York                        Fiduciary Services
                            114 West 47th Street                                                 and Private Banking
                            New York, NY  10036

Director,                   Frederick B. Taylor                  Vice Chairman and               Asset Management,
Vice Chair-                 United States Trust                  Chief Investment                Investment &
man and                       Company of New York                Officer, United States          Fiduciary Services
Chief Invest-               114 West 47th Street                 Trust Company of                and Private Banking
ment Officer                New York, NY  10036                  New York

Director                    Eleanor Baum                         Dean, School                    Academic
                            The Cooper Union                     of Engineering,
                            For the Advancement                  The Cooper Union
                            Of Science & Art
                            51 Astor Place
                            New York, NY 10003

Director                    Samuel C. Butler, Esq.               Partner, Cravath,               Law Firm
                            Cravath, Swaine                      Swaine & Moore
                              & Moore
                            Worldwide Plaza
                            825 Eighth Avenue
                            New York, NY  10019

Director                    Peter O. Crisp                       Retired Chairman of             Venture
                            Room 5600                            Venrock, Inc.                   Capital
                            90 Rockefeller Plaza
                            New York, NY 10112

Director                    Philippe de Montebello               Director & CEO of the           Art Museum
                            The Metropolitan Museum              Metropolitan
                              of Art                             Museum of Art
                            1000 Fifth Avenue

Position
with U.S.                                                        Principal                       Type of
Trust NY                    Name                                 Occupation                      Business
--------                    ----                                 ----------                      --------
                            New York, NY  10028-0198

Director                    Robert E. Denham, Esq.               Partner, Munger, Tolles         Law Firm
                            Munger Tolles &                        & Olson LLP
                              Olson LLP
                            355 South Grand Avenue
                              35th Floor
                            Los Angeles, CA  90071-1560

Director                    Antonia M. Grumbach, Esq.            Partner, Patterson,             Law Firm
                            Patterson, Belknap,                  Belknap, Webb
                              Webb & Tyler, LLP                  & Tyler LLP
                            1133 Avenue of the
                              Americas
                            New York, NY  10036

Director                    Peter L. Malkin                      Chairman,                       Law Firm
                            Wien & Malkin LLP                    Wien & Malkin
                            Lincoln Building
                            60 East 42nd Street
                            New York, NY  10165-0015

Director                    David A. Olsen                       Retired Chairman of             Risk & Insurance
                            Marsh & McLennan                     Johnson & Higgins               Services
                            1166 Avenue of the
                            Americas
                            New York, NY 10036

Director                    Carl H. Pforzheimer, III             Managing Partner,               Broker-Dealer,
                            Carl H. Pforzheimer & Co.            Carl H. Pforzheimer &           Investment
                            650 Madison Avenue                   Co.                             Adviser
                              23rd Floor
                            New York, NY  10022

Director                    David S. Pottruk                     President & Co-CEO,             Financial Services,
                            Charles Schwab                       Charles Schwab & Co., Inc.      Broker-Dealer
                            & Co., Inc.
                            101 Montgomery Street
                            San Francisco, CA 94104

Position
with U.S.                                                        Principal                       Type of
Trust NY                    Name                                 Occupation                      Business
--------                    ----                                 ----------                      --------
Director                    Charles R. Schwab                    Chairman & Co-CEO,              Financial Services,
                            Charles Schwab & Co., Inc.           Charles Schwab & Co., Inc.      Broker-Dealer
                            101 Montgomery Street
                            San Francisco, CA 94104

Director                    H. Marshall Schwarz                  Chairman, Retired               Asset Management,
                            United States Trust Company    of    United States Trust Company     Investment & Fiduciary
                            New York                             of New York                     Services and Private Banking
                            114 West 47th Street
                            New York, NY 10036

Director                    Philip L. Smith                      Corporate Director &
                            c/o United States Trust              Trustee
                              Company of New York
                            114 West 47th Street
                            New York, NY 10036

Director                    John H. Stookey                      Founder and Chairman,           Not-for-Profit
                            Per Scholas Inc.                     Per Scholas
                            1230 Lafayette Avenue
                            Bronx, NY 10474

Director                    Robert N. Wilson                     Vice Chairman,                  Health Care
                            Johnson & Johnson                    Johnson & Johnson
                            One Johnson &
                              Johnson Plaza
                            New Brunswick, NJ  08933

Director                    Ruth A. Wooden                       Senior Counselor,               Public Relations
                            Porter Novelli                       Porter Novelli
                            220 East 42nd Street
                            New York, NY 10017-5806

Executive                   Paul K. Napoli                       Executive                       Asset Management,
Vice                        United States Trust                  Vice President,                 Investment &
President                     Company of New York                United States Trust             Fiduciary Services
                            114 West 47th Street                 Company of New York             and Private Banking
                            New York, NY 10036

Position
with U.S.                                                        Principal                       Type of
Trust NY                    Name                                 Occupation                      Business
--------                    ----                                 ----------                      --------
Executive Vice President    Evelyn Dilsaver                      Executive Vice President &      Asset Management, Investment
& Chief Administrative      United States Trust Company   of     Chief Administrative Officer,   & Fiduciary Services and
Officer                     New York                             United States Trust Company     Private Banking
                            14 West 47th Street                  of New York
                            New York, NY 10036

Executive Vice President    Stephen C. Hassenfelt                Executive Vice President &      Asset Management, Investment
& Chief Operating Officer   United States Trust Company of New   Chief Operating Officer-        & Fiduciary Services and
- Investment Division       York                                 Investment Division,            Private Banking
                            14 West 47th Street                  United States Trust Company
                            New York, NY 10036                   of New York

Executive Vice President    Robert Duste'                        Executive Vice President,       Asset Management, Investment
                            United States Trust Company of New   United States Trust Company     & Fiduciary Services and
                            York                                 of New York                     Private Banking
                            499 Washington Boulevard
                            Newport Office Center III
                            Jersey City, NJ 07310

Executive Vice President    Noland Cheng                         Executive Vice President,       Asset Management, Investment
                            United States Trust Company of New   United States Trust Company     & Fiduciary Services and
                            York                                 of New York                     Private Banking
                            499 Washington Boulevard
                            Newport Office Center III
                            Jersey City, NJ 07310


Item 27. Principal Underwriter

     (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust, FTI Funds, Huntington Funds, Huntington Variable Annuity Funds, The Riverfront Funds, Banknorth Funds and WesMark Funds.

(b)  Names and Principal          Positions and Offices with       Offices with
     Business Addresses           The Distributor                  Registrant
     ------------------           ---------------                  ----------

     Lawrence Caracciolo          Director,                              --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

(b)  Names and Principal          Positions and Offices with        Offices with
     Business Addresses           The Distributor                    Registrant
     ------------------           ---------------                    ----------

     Arthur L. Cherry             Director,                               --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     J. Christopher Donahue       Director,                               --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Thomas R. Donahue            Director and Executive Vice President,  --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA 15237-7002

     Peter J. Germain             President,                              --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA 15237-7002

     Charles L. Davis, Jr.        Vice President,                         --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA 15237-7002

     Ernest L. Linane             Vice President,                         --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Christine T. Johnson         Vice President,                         --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Denis McAuley, III           Treasurer,                              --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Timothy S. Johnson           Secretary,                              --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002

     Victor R. Siclari            Assistant Secretary,                    --
     5800 Corporate Drive         Edgewood Services, Inc.
     Pittsburgh, PA  15237-7002


(c)  Not Applicable.

Item 28. Location of Accounts and Records
         --------------------------------

         1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

         2. U.S. Trust Company, 225 High Ridge Road, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

         3. Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

         4. J.P. Morgan Chase & Co., 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its former function as co-administrator and its former function as sub-transfer agent).

         5. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171 (records relating to its function as transfer agent).

         6. SEI Investments Mutual Fund Services, One Freedom Valley Drive, Oaks, PA 19456 (records relating to its function as co-administrator).

         7. Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

         8. J.P. Morgan Chase Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

         9. Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


Item 29. Management Services
         -------------------

         Not Applicable.


Item 30. Undertakings
         ------------

         Not Applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds, Inc. has duly caused this Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A ("PEA No. 45") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of August, 2002.

                                    EXCELSIOR FUNDS, INC.
                                    Registrant

                                    /s/ Frederick S. Wonham
                                    -----------------------
                                    Frederick S. Wonham, Chairman of the Board
                                    (Signature and Title)

     Pursuant to the requirements of the 1933 Act, this PEA No. 45 has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                                        Title                                  Date
       ---------                                        -----                                  ----

/s/ Frederick S. Wonham                              Chairman of the Board                   August 1, 2002
-----------------------
Frederick S. Wonham


*Morrill Melton Hall                                 Director                                August 1, 2002
--------------------
Morrill Melton Hall


* Jonathan Piel                                      Director                                August 1, 2002
---------------
Jonathan Piel


*Rodman L. Drake                                     Director                                August 1, 2002
----------------
Rodman L. Drake


* Ralph E. Gomory                                    Director                                August 1, 2002
-----------------
Ralph E. Gomory


*Roger M. Lynch                                      Director                                August 1, 2002
---------------
Roger M. Lynch


*By:  /s/ W. Bruce McConnel
      -----------------------------------
      W. Bruce McConnel, Attorney-in-Fact


                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Funds Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated:  May 23, 2002                     /s/ Ralph E. Gomory
                                         -------------------
                                         Ralph E. Gomory

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Funds Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  July 27, 2001                                         /s/ Mel Hall
                                                              ------------
                                                                  Mel Hall

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Funds Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  May 21, 2002                                          /s/ Roger M. Lynch
                                                              ------------------
                                                              Roger M. Lynch

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Funds Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated:  July 27, 2001                       /s/ Frederick S. Wonham
                                            -----------------------
                                            Frederick S. Wonham

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Funds Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  July 27, 2001                        /s/ Rodman L. Drake
                                             --------------------
                                             Rodman L. Drake

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                                POWER OF ATTORNEY
                                -----------------

     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Funds Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated:  July 27, 2001                      /s/ Jonathan Piel
                                           ------------------
                                           Jonathan Piel

                              EXCELSIOR FUNDS, INC.

                                  EXHIBIT INDEX
                                  -------------

Exhibit               Description
-------               -----------

(h)(3) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement.

(h)(4) Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Money Fund.

(h)(5) Amended and Restated Administrative Services Plan with Respect to the Institutional Shares of the Government Money Fund.

(h)(7) Administrative Services Plan and Related Form of Servicing Agreement with Respect to the Institutional Share Class of the Value and Restructuring Fund.

(i)       Opinion and Consent of Counsel.

(j)       Consent of Counsel.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.